Average Annual Total Returns - PGIM QMA Commodity Strategies Fund	Oct. 01, 2020
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
Since Inception	(0.34%)	[1]
Class R6
Average Annual Return:
1 Year	8.77%
Since Inception	0.74%
Inception Date	Nov. 15, 2016

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.